Debt and Capital Lease Obligations - Related party & Convertible notes (Details) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 16, 2021	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Jan. 01, 2022	Jun. 30, 2021	Dec. 31, 2020
Aggregate principal amount of convertible debt								$ 30,568
Loss on extinguishment of convertible notes			$ (2,436)		$ (2,436)	$ (2,436)
Additional paid in capital						252,593			$ 208,322
Convertible debt, Discount						3,408
Accumulated deficit		$ (206,690)		$ (206,690)		(320,080)			$ (204,086)
Class A Common Stock
Amount of convertible debt, beneficial conversion feature	$ 12,270
Convertible debt
Aggregate principal amount of convertible debt	$ 44,400
Accretion of discount						$ 8,861
Additional paid in capital							$ 12,270
Convertible debt, Discount							3,409
Accumulated deficit							$ 8,861
Convertible debt | Majority members
Accretion of discount		$ 0		$ 489
Preferred units exchanged for convertible notes (in shares)	25,000
Convertible debt, Interest rate		12.00%		12.00%
Convertible debt | BCP QualTek II LLC
Aggregate principal amount of convertible debt	$ 30,568